Note 13 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2019	December 31, 2020
FFA contract	Current liabilities– Derivatives	-	134,010

Interest rate swap contracts	Current liabilities – Derivatives	-	322,123
Interest rate swap contracts	Long-term liabilities – Derivatives	304,174	393,899

Total derivative liabilities		304,174	850,032

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2019	Year Ended December 31, 2020
Interest rate swap contracts – Unrealized loss	Gain / (loss) on derivatives, net	(309,854)	(411,849)
Interest rate swap contracts – Realized gain / (loss)	Gain / (loss) on derivatives, net	17,646	(128,556)
FFA contracts – Unrealized loss	Gain / (loss) on derivatives, net	-	(134,010)
FFA contracts and Bunker Swap contracts – Realized gain / (loss)	Gain / (loss) on derivatives, net	789,028	(115,944)
Total gain / (loss) on derivatives, net		496,820	(790,359)